Label	Element	Value
Leverage Shares 2X Capped Accelerated MSTR Monthly ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	92.90%
Leverage Shares 2X Capped Accelerated MSTR Monthly ETF | Money Market Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	79.70%
Leverage Shares 2X Capped Accelerated MSTR Monthly ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	19.10%
Leverage Shares 2X Capped Accelerated MSTR Monthly ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	(14.10%)
Leverage Shares 2X Capped Accelerated MSTR Monthly ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	(77.60%)